Purchases and other expenses - Other liabilities - Components (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Purchases and other expenses [abstract]
Provision for litigation	€ 525	€ 643	€ 572	€ 779
Cable network access fees (IRU)	59	103	152
Submarine cable consortium	258	168	130
Security deposit received	134	147	160
Orange Money - units in circulation	823	613	497
Other	775	774	739
Total	€ 2,574	€ 2,448	€ 2,250	€ 2,456